Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Table]
Adjustment To PEO Compensation, Footnote

The table below presents information on the compensation of our NEOs in comparison to certain performance metrics for 2024, 2023, and 2022. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (Loss) (7)
2024	$478,042	$460,891	$292,537	$273,474	$49.21	$(8,007,346)
2023	$553,722	$471,624	$330,154	$285,463	$53.94	$(4,046,871)
2022	$451,931	$359,717	$274,294	$262,325	$48.43	$(3,542,181)
	Adjustments to Determine CAP for PEO
Fiscal Year	2024	2023	2022
Average Total from Summary Compensation Table	$478,042	$553,722	$451,931
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(82,490)	(171,765)	(79,742)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	75,265	100,389	52,172
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(13,614)	(15,421)	(64,644)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,688	4,699	-
Compensation Actually Paid	$460,891	$471,624	$359,717

Named Executive Officers, Footnote [Text Block]	Represents total compensation to Shmuel Rubin, who served as our Chief Executive Officer and sole PEO during 2024, 2023 and 2022.
Additional 402(v) Disclosure [Text Block]

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Miranda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Miranda during the applicable year. The following adjustments were made to the Non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented:

Adjustment to Non-PEO NEO Compensation Footnote
	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2024	2023	2022
Average Total from Summary Compensation Table	$292,537	$330,154	$274,294
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(35,813)	(78,959)	(34,619)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	32,676	45,315	22,650
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(13,614)	(6,261)	-
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,312)	(4,786)	-
Compensation Actually Paid	$273,474	$285,463	$262,325

PEO Total Compensation Amount	$ 478,042	$ 553,722	$ 451,931
Peer Group Issuers, Footnote [Text Block]

As we have not paid dividends, cumulative total shareholder return (“TSR”) is calculated by dividing $100 by the last closing price in fiscal year 2021 to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

PEO Actually Paid Compensation Amount	$ 460,891	471,624	359,717
Non-PEO NEO Average Total Compensation Amount	292,537	330,154	274,294
Non-PEO NEO Average Compensation Actually Paid Amount	273,474	285,463	262,325
Total Shareholder Return Amount	$ 49,210	53,940	48,430
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company for each of the last two completed fiscal years. In determining the “compensation actually paid” to our named executive officers (“NEOs”, including our principal executive officer (“PEO”), we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below presents information on the compensation of our NEOs in comparison to certain performance metrics for 2024, 2023, and 2022. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (Loss) (7)
2024	$478,042	$460,891	$292,537	$273,474	$49.21	$(8,007,346)
2023	$553,722	$471,624	$330,154	$285,463	$53.94	$(4,046,871)
2022	$451,931	$359,717	$274,294	$262,325	$48.43	$(3,542,181)

(1)	Data presented for our last two fiscal years in compliance with Item 402(v)(8).
(2)	Represents total compensation to Shmuel Rubin, who served as our Chief Executive Officer and sole PEO during 2024, 2023 and 2022.
(3)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Rubin, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Rubin during the applicable year. The following adjustments were made to Mr. Rubin’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

(4)	Represents the total compensation to Albert Miranda, who served as our Chief Financial Officer and sole Non-PEO named executive officer during 2024, 2023 and 2022.

(5)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Miranda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Miranda during the applicable year. The following adjustments were made to the Non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2024	2023	2022
Average Total from Summary Compensation Table	$292,537	$330,154	$274,294
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(35,813)	(78,959)	(34,619)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	32,676	45,315	22,650
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(13,614)	(6,261)	-
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,312)	(4,786)	-
Compensation Actually Paid	$273,474	$285,463	$262,325

(6)

As we have not paid dividends, cumulative total shareholder return (“TSR”) is calculated by dividing $100 by the last closing price in fiscal year 2021 to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented:

Net Income (Loss)	$ (8,007,346)	$ (4,046,871)	$ (3,542,181)
PEO Name	Shmuel Rubin